LOAN RECEIVABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
LOAN RECEIVABLE
LOAN RECEIVABLE

NOTE 6 - LOAN RECEIVABLE

On October 30, 2021, the Company entered into an agreement for a ten-year loan with a third-party to memorialize €4,284,521 ($4,849,221) in prepayments the Company had made. Interest is calculated at a rate of 5.5% per annum on a 360-day basis. Under the terms of the agreement, the Company is to receive 120 equal payments over the term of the loan. As of December 31, 2021, the Company had a short-term receivable balance of 377,590 and a long-term receivable balance of $4,410,689 under this loan. During the three months ended March 31, 2022, the Company received €81,696 ($90,626) in principal payments such that as of March 31, 2022, the Company had a short-term receivable balance of $375,195 and a long-term receivable balance of $4,227,268 under this loan.

NOTE 5 - LOAN RECEIVABLE

On October 30, 2021, the Company entered into an agreement for a ten-year loan with a third-party to memorialize €4,284,521 ($4,849,221) in prepayments the Company had made. Interest is calculated at a rate of 5.5% per annum on a 360-day basis. Under the terms of the agreement, the Company is to receive 120 equal payments over the term of the loan. During the year ended December 31, 2021, the Company received €53,845 ($60,942) in principal payments. As of December 31, 2021, the Company has a short-term receivable balance of $377,590 and a long-term receivable balance of $4,410,689 under this loan.